RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2016	2015	2014
Gross research and development	$73,695	$74,599	$82,649
Government tax credits	(618)	(579)	(1,712)
	$73,077	$74,020	$80,937